Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension, non cash settlement			$ 13
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 82	19
Defined benefit pension plan assets, settlement			$ 32
Target allocation in 2018	100.00%	100.00%
Asset allocation of defined benefit pension plans	100.00%	100.00%
U.S. Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 60
Equity Investments [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans	50.00%	50.00%
Equity Investments [Member] | Pension Plan, Defined Benefit [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	55.00%	55.00%
Equity Investments [Member] | Pension Plan, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	75.00%	75.00%
Fixed Income Securities [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans	35.00%	35.00%
Fixed Income Securities [Member] | Pension Plan, Defined Benefit [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	25.00%	25.00%
Fixed Income Securities [Member] | Pension Plan, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	45.00%	45.00%
Cash and Cash Equivalents [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans	15.00%	15.00%
Cash and Cash Equivalents [Member] | Pension Plan, Defined Benefit [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	0.00%	0.00%
Cash and Cash Equivalents [Member] | Pension Plan, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation in 2018	15.00%	15.00%